Pledged Assets and Collateral (Assets Mortgaged, Pledged, or Otherwise Subject to Lien) (Detail) ¥ in Millions	Mar. 31, 2016 JPY (¥)
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	¥ 28,445,488
Trading Account Assets, Trading Securities [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	12,727,807
Investment Securities [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	6,841,237
Loans [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	8,815,364
Other [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	¥ 61,080